Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Interest income
Loans	[1]	$ 5,994	$ 5,751	$ 6,048
Securities	[1]	358	343	380
Securities purchased under resale agreements and securities borrowed	[1]	47	45	43
Deposits with financial institutions	[1]	64	47	41
Interest income	[1]	6,463	6,186	6,512
Interest expense
Deposits		1,573	1,513	1,793
Subordinated debentures		45	46	47
Other		501	410	321
Interest expenses		2,119	1,969	2,161
Net interest income		4,344	4,217	4,351
Non-interest income
Card revenues		190	187	204
Banking services fees		437	414	385
Credit fees		401	368	358
Mutual funds		628	605	661
Brokerage fees		298	265	252
Investment management and trust		256	251	246
Underwriting and other advisory		172	144	166
Non-trading foreign exchange		225	179	204
Trading revenues		609	409	621
Net gain on sale of investment securities		2	83	119
Net income from investments in associated corporations		91	96	57
Insurance underwriting income, net of claims		101	102	113
Other fees and commissions		156	153	164
Other		139	214	171
Total non-interest income		3,705	3,470	3,721
Total revenue		8,049	7,687	8,072
Provision for credit losses		222	168	764
Profit from operating activity		7,827	7,519	7,308
Non-interest expenses
Salaries and employee benefits		2,280	2,054	2,228
Premises and technology		586	598	575
Depreciation and amortization		375	383	380
Communications		90	93	96
Advertising and business development		109	126	91
Professional		192	242	157
Business and capital taxes		140	120	143
Other		451	655	538
Total non-interest expenses		4,223	4,271	4,208
Income before taxes		3,604	3,248	3,100
Income tax expense		864	689	702
Net income		2,740	2,559	2,398
Net income attributable to non-controlling interests in subsidiaries		88	70	90
Net income attributable to equity holders of the Bank		2,652	2,489	2,308
Preferred shareholders and other equity instrument holders		44	78	43
Common shareholders		$ 2,608	$ 2,411	$ 2,265
Earnings per common share (in dollars)
Basic	[2]	$ 2.15	$ 1.98	$ 1.87
Diluted	[2]	2.14	1.97	1.86
Dividends paid per common share (in dollars)		$ 1.00	$ 0.90	$ 0.90

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,331 for the quarter ended January 31, 2022 (October 31, 2021 – $6,080; January 31, 2021 – $6,400).
[2]	Earnings per share calculations are based on full dollar and share amounts.